Short-term borrowings	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Short-term borrowings

9. Short-term borrowings

The following table summarizes the Group’s outstanding short-term borrowings as of December 31, 2023 and June 30, 2024, respectively

	December 31, 2023	June 30, 2024
	RMB	RMB
Bank borrowings	20,000	15,000

(1)	Bank borrowings

	Maturity date	Principal amount	Interest rate per annum	December 31, 2023	June 30, 2024
Bank of Beijing (i)	February 13, 2024	3,000	3.65%	3,000	-
Bank of Beijing (i)	April 13, 2024	4,000	3.65%	4,000	-
Bank of Beijing (i)	June 13, 2024	3,000	3.65%	3,000	-
Bank of Beijing (ii)	June 28, 2024	10,000	3.55%	10,000	-
Industrial Bank Co., Ltd (iii)	May 30, 2025	5,000	3.10%	-	5,000
Bank of Beijing (iv)	June 6, 2025	10,000	3.35%	-	10,000
Total short-term borrowings				20,000	15,000

(i)	On June 23, 2022, the Group entered into an RMB10.0 million credit facility with the Bank of Beijing that will expire on June 22, 2024 to support its operations. Under this credit facility, the Group drew down RMB3.0 million, RMB4.0 million and RMB3.0 million on February 13, 2023, April 13, 2023 and June 13, 2023, respectively. The loans of RMB4.0 million, RMB3.0 million, and RMB3.0 million were repaid on February 7, 2024, April 15, 2024 and June 13, 2024, respectively. There are no financial covenants for the credit facility.

(ii)	On June 14, 2023, the Group entered into an RMB10.0 million credit facility with the Bank of Beijing that will expire on June 13, 2025 to support its operations, which was guaranteed by Beijing Cheche. Under this credit facility, the Group drew down RMB4.0 million and RMB6.0 million on June 29, 2023, respectively. The loans of RMB 4.0 million and RMB6.0 million were repaid on June 13, 2024. There are no financial covenants for the credit facility.

(iii)	On May 22, 2024, the Group entered into an RMB10.0 million credit facility with the Industrial Bank Co., Ltd that will expire on May 21, 2025 to support its operations, which was guaranteed by Cheche Insurance. Under this credit facility, the Group drew down RMB5.0 million on May 31, 2024.

(iv)	On June 20, 2024, the Group entered into an RMB50.0 million credit facility with the Bank of Beijing that will expire on June 19, 2026 to support its operations, which was guaranteed by Beijing Cheche. Under this credit facility, the Group drew down RMB10.0 million on June 27, 2024. There are no financial covenants for the credit facility.